UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-09205

      Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
      New York, NY 10166
(Address of principal executive offices) (Zip code)

Kenneth Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
          New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2011 Value

	Investments in Securities – 117.39%
	Common Stock – 117.39%
	United States – 77.09%
	Apparel Manufacturers – 2.52%
569,900	Coach, Inc.	(a)	$29,657,596

	Applications Software – 5.46%
240,800	Citrix Systems, Inc. *	(a)	17,689,168
966,665	Quest Software, Inc.*	(a)	24,543,624
484,600	Red Hat, Inc.*	(a)	21,995,994

			64,228,786

	Commercial Services - Finance – 3.36%
346,500	FleetCor Technologies, Inc.*	(a)	11,316,690
860,975	Verisk Analytics, Inc., Class A*	(a)	28,205,541

			39,522,231

	Computer Services – 0.33%
23,900	International Business Machines Corp.		3,897,373

	Computers – 7.02%
231,460	Apple, Inc.*	(a)	80,652,237
3,376,000	Lenovo Group, Ltd.		1,922,762

			82,574,999

	Computers - Integrated Systems – 0.63%
1,205,200	Brocade Communications Systems, Inc.*		7,411,980

	Computers - Memory Devices – 6.81%
1,245,300	EMC Corp.*	(a)	33,062,715
482,100	Quantum Corp.*		1,214,892
995,921	SanDisk Corp.*	(a)	45,901,999

			80,179,606

	Data Processing / Management – 0.80%
248,844	Pegasystems, Inc.		9,441,141

	Decision Support Software – 1.18%
662,800	DemandTec, Inc.*	(a)	8,722,448
132,700	Interactive Intelligence, Inc.*		5,136,817

			13,859,265

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2011 Value

	Common Stock – (continued)
	United States – (continued)
	Diversified Banking Institution – 0.36%
964,600	Citigroup, Inc.*		$4,263,532

	E-Commerce / Products – 1.72%
112,500	Amazon.com, Inc.*		20,264,625

	Electronic Component Semiconductors – 8.93%
469,200	Altera Corp.		20,654,184
641,400	AXT, Inc.*	(a)	4,598,838
106,673	Broadcom Corp., Class A		4,200,783
43,600	Ceva, Inc.*		1,165,428
245,800	Netlogic Microsystems, Inc.*		10,328,516
898,600	Omnivision Technologies, Inc. *	(a)	31,927,258
1,211,870	Silicon Image, Inc.*		10,870,474
650,900	Xilinx, Inc.	(a)	21,349,520

			105,095,001

	Electronic Design Automation – 4.65%
1,944,700	Cadence Design Systems, Inc.*		18,960,825
348,600	Mentor Graphics Corp.*		5,100,018
1,111,342	Synopsys, Inc.*	(a)	30,728,606

			54,789,449

	Enterprise Software / Services – 4.87%
620,100	Ariba, Inc.*	(a)	21,170,214
337,200	BMC Software, Inc.*		16,772,328
744,330	QLIK Technologies, Inc.*	(a)	19,352,580

			57,295,122

	Internet Application Software – 1.48%
649,600	IntraLinks Holdings, Inc.*	(a)	17,370,304

	Internet Infrastructure Software – 2.52%
1,090,700	TIBCO Software, Inc.*	(a)	29,721,575

	Internet Security – 0.72%
299,000	Blue Coat Systems, Inc.*	(a)	8,419,840

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2011 Value

	Common Stock – (continued)
	United States – (continued)
	Internet Telephony – 0.49%
120,500	BroadSoft, Inc.*		$5,746,645

	Medical Information Systems – 0.47%
215,520	Medidata Solutions, Inc.*		5,510,846

	Networking Products – 2.65%
602,600	Polycom, Inc.*	(a)	31,244,810

	Retail - Discount – 3.19%
167,200	Costco Wholesale Corp.		12,259,104
455,030	Dollar Tree, Inc.*	(a)	25,263,266

			37,522,370

	Semiconductor Components - Integrated Circuits – 6.45%
868,100	Analog Devices, Inc.	(a)	34,185,778
85,584	Hittite Microwave Corp.*		5,457,692
1,415,700	Maxim Integrated Products, Inc.	(a)	36,241,920

			75,885,390

	Semiconductor Equipment – 3.91%
609,700	KLA-Tencor Corp.	(a)	28,881,489
307,500	Nanometrics, Inc.*		5,562,675
650,800	Teradyne, Inc.*	(a)	11,590,748

			46,034,912

	Transactional Software – 3.00%
643,300	VeriFone Systems, Inc.*	(a)	35,349,335

	Wireless Equipment – 3.57%
1,242,645	Aruba Networks, Inc.*	(a)	42,051,107

	Total United States (Cost $741,914,528)		$907,337,840

	Bermuda – 1.17%
	Semiconductor Components - Integrated Circuits – 1.17%
885,618	Marvell Technology Group, Ltd.*	(a)	13,771,360

	Total Bermuda (Cost $17,599,885)		$13,771,360

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2011 Value

	Common Stock – (continued)
	China – 23.08%
	Advertising Sales – 3.35%
1,286,900	Focus Media Holdings, Ltd. - Sponsored ADR*	(a)	$39,469,223

	B2B / E-Commerce – 0.56%
358,814	ChinaCache International Holdings, Ltd. - Sponsored ADR*	(a)	6,541,179

	Computer Services – 1.50%
563,400	VanceInfo Technologies, Inc. - Sponsored ADR*	(a)	17,696,394

	Consulting Services – 1.23%
779,784	iSoftstone Holdings, Ltd. - Sponsored ADR*	(a)	14,433,802

	Entertainment Software – 0.32%
588,400	Shanda Games Ltd. - Sponsored ADR*		3,736,340

	Hotels & Motels – 0.78%
451,800	7 Days Group Holdings, Ltd. - Sponsored ADR*		9,162,504

	Human Resources – 0.53%
96,620	51job, Inc. - Sponsored ADR*		6,176,916

	Insurance Brokers – 0.87%
793,756	CNinsure, Inc. - Sponsored ADR	(a)	10,287,078

	Real Estate Management / Services – 0.48%
478,143	E-House China Holdings, Ltd. - Sponsored ADS	(a)	5,618,180

	Real Estate Operations / Development – 2.11%
10,662,711	Longfor Properties Co., Ltd.		17,985,431
21,166,000	Powerlong Real Estate Holdings, Ltd.		6,857,388

			24,842,819

	Retail - Regional Department Stores – 2.51%
13,692,303	Golden Eagle Retail Group, Ltd.		29,538,459

	Retail - Restaurants – 2.40%
14,662,037	Ajisen China Holdings, Ltd.		28,275,152

	Schools – 2.72%
319,541	New Oriental Education & Technology Group, Inc. - Sponsored ADR		31,976,468

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2011 Value

	Common Stock – (continued)
	China – (continued)
	Web Portals / ISP – 3.10%
737,600	Netease.com, Inc. - Sponsored ADR*	(a)	$36,518,576

	Wireless Equipment – 0.62%
19,564,000	China Wireless Technologies, Ltd.		7,319,308

	Total China (Cost $250,634,996)		$271,592,398

	France – 1.19%
	Batteries / Battery Systems – 1.19%
330,148	Saft Groupe SA		14,046,060

	Total France (Cost $15,162,518)		$14,046,060

	Germany – 1.29%
	Enterprise Software / Services – 1.29%
91,890	Software AG		15,243,931

	Total Germany (Cost $12,228,530)		$15,243,931

	Hong Kong – 9.07%
	Agricultural Operations – 1.84%
2,374,415	Le Gaga Holdings, Ltd. - Sponsored ADR*	(a)	21,702,153

	Alternative Waste Technology – 1.60%
38,790,633	China Everbright International, Ltd.		18,901,029

	Lottery Services – 0.42%
44,275,000	REXLot Holdings, Ltd.		4,895,267

	Metal Processors & Fabrication – 0.47%
7,526,000	EVA Precision Industrial Holdings, Ltd.		5,505,488

	Retail - Apparel / Shoes – 3.06%
38,744,637	Trinity, Ltd.		36,013,827

	Retail - Jewelry – 0.36%
1,906,000	Chow Sang Sang Holdings International, Ltd.		4,239,244

	Transactional Software – 1.32%
493,875	Longtop Financial Technologies, Ltd. - Sponsored ADR*	(a)	15,517,553

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares			March 31, 2011 Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Total Hong Kong (Cost $83,197,888)		$106,774,561

	Israel – 0.13%
	Telecommunication Equipment – 0.13%
252,600	AudioCodes, Ltd.*		1,502,970

	Total Israel (Cost $1,799,320)		$1,502,970

	Netherlands – 0.98%
	Computer Data Security – 0.98%
234,483	Gemalto NV		11,548,289

	Total Netherlands (Cost $11,405,202)		$11,548,289

	Singapore – 1.91%
	Telecommunication Equipment – 1.91%
721,161	Avago Technologies, Ltd.	(a)	22,428,107

	Total Singapore (Cost $18,118,192)		$22,428,107

	United Kingdom – 1.48%
	Enterprise Software / Services – 1.48%
683,587	Autonomy Corp. PLC*		17,411,548

	Total United Kingdom (Cost $16,195,430)		$17,411,548

	Total Common Stock (Cost $1,168,256,489)		$1,381,657,064

	Total Investments (Cost $1,168,256,489) – 117.39%		$1,381,657,064

	Other Liabilities, in Excess of Assets – (17.39%)**		(204,699,386)

	Net Assets – 100.00%		$1,176,957,678

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $144,965,787 invested in a BNY Mellon Money Market Account, which is 12.32% of net assets and foreign currency with a U.S. Dollar value $19,119,053 held in BNY Mellon Money Market Accounts, which are 1.62% of net assets.

At December 31, 2010, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $863,722,137 and $414,298,191, respectively.

For Federal income tax purposes, at December 31, 2010, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $129,486,820, consisting of $207,531,152 gross unrealized gain and $78,044,332 gross unrealized loss.

ADR	American Depository Receipt

ADS	American Depository Share

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2011 Value

	Securities Sold, Not Yet Purchased – 49.16%
	Common Stock – 49.16%
	United States – 24.80%
	Airlines – 0.48%
578,600	Delta Air Lines, Inc.	$5,670,280

	Auto - Cars / Light Trucks – 1.16%
918,100	Ford Motor Co.	13,688,871

	Building - Mobile Home / Manufactured Housing – 0.41%
144,400	Thor Industries, Inc.	4,818,628

	Cruise Lines – 2.08%
377,500	Carnival Corp.	14,480,900
241,100	Royal Caribbean Cruises, Ltd.	9,947,786

		24,428,686

	Electric - Integrated – 3.16%
306,311	Consolidated Edison, Inc.	15,536,094
195,400	Northeast Utilities	6,760,840
93,700	PG&E Corp.	4,139,666
354,200	Wisconsin Energy Corp.	10,803,100

		37,239,700

	Electronic Component Semiconductors – 5.55%
379,458	Cree, Inc.	17,515,781
242,700	Fairchild Semiconductor International, Inc.	4,417,140
479,300	Intel Corp.	9,667,481
454,200	Microchip Technology, Inc.	17,264,142
419,500	Micron Technology, Inc.	4,807,470
337,600	Texas Instruments, Inc.	11,667,456

		65,339,470

	Food - Wholesale / Distribution – 0.32%
419,300	SUPERVALU, Inc.	3,744,349

	Hotels & Motels – 0.59%
195,300	Marriott International, Inc., Class A	6,948,774

	Multimedia – 0.49%
170,000	Meredith Corp.	5,766,400

	Office Automation & Equipment – 0.42%
192,700	Pitney Bowes, Inc.	4,950,463

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2011 Value

	Common Stock – (continued)
	United States – (continued)
	Paper & Related Products – 0.47%
183,700	International Paper Co.	$5,544,066

	Recreational Centers – 0.54%
168,700	Life Time Fitness, Inc.	6,294,197

	REITS - Office Property – 2.48%
151,600	Boston Properties, Inc.	14,379,260
196,100	SL Green Realty Corp.	14,746,720

		29,125,980

	REITS - Single Tenant – 0.59%
199,800	Realty Income Corp.	6,983,010

	Rental Auto / Equipment – 0.53%
246,200	Aaron’s, Inc.	6,243,632

	Retail - Computer Equipment – 0.51%
266,500	GameStop Corp., Class A	6,001,580

	Retail - Discount – 1.28%
289,100	Wal-Mart Stores, Inc.	15,047,655

	Semiconductor Equipment – 2.22%
217,100	Cabot Microelectronics Corp.	11,343,475
291,300	Veeco Instruments, Inc.	14,809,692

		26,153,167

	Telecommunication Equipment Fiber Optics – 0.88%
501,200	Corning, Inc.	10,339,756

	Transport - Truck – 0.64%
192,700	Con-way, Inc.	7,571,183

	Total United States (Proceeds $267,707,039)	$291,899,847

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2011 Value

	Common Stock – (continued)
	Brazil – 0.46%
	Paper & Related Products – 0.46%
330,700	Fibria Celulose SA - Sponsored ADR	$5,430,094

	Total Brazil (Proceeds $5,281,423)	$5,430,094

	Canada – 0.52%
	Computers – 0.52%
108,400	Research in Motion, Ltd.	6,132,188

	Total Canada (Proceeds $6,219,591)	$6,132,188

	China – 6.53%
	Commercial Banks - Non U.S. – 1.71%
8,756,000	Agricultural Bank Of China, Ltd., Class H	4,964,365
20,897,000	China Citic Bank Corp., Ltd., Class H	15,206,167

		20,170,532

	Electric - Generation – 0.84%
9,878,482	Datang International Power Generation Co., Ltd., Class H	3,657,650
10,589,831	Huaneng Power International, Inc., Class H	6,194,693

		9,852,343

	Metal - Aluminum – 0.43%
214,600	Aluminum Corp Of China, Ltd. - Sponsored ADR	5,079,582

	Metal Processors & Fabrication – 0.30%
7,452,800	China Zhongwang Holdings, Ltd.	3,506,872

	Miscellaneous Manufacture – 0.24%
1,543,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,845,055

	Real Estate Operations / Development – 2.21%
4,968,000	Agile Property Holdings, Ltd.	7,830,535
5,615,000	Country Garden Holdings Co., Ltd.	2,454,415
10,111,200	Guangzhou R&F Properties Co., Ltd., Class H	15,053,262
1,077,500	Sino-Ocean Land Holdings, Ltd.	667,704

		26,005,916

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2011 Value

	Common Stock – (continued)
	China – (continued)
	Semiconductor Components - Integrated Circuits – 0.02%
77,100	Semiconductor Manufacturing Corp. - Sponsored ADR	$292,980

	Steel - Producers – 0.78%
6,658,000	Angang Steel Co., Ltd., Class H	9,141,857

	Total China (Proceeds $80,035,971)	$76,895,137

	Finland – 0.60%
	Wireless Equipment – 0.60%
830,200	Nokia Corp. - Sponsored ADR	7,065,002

	Total Finland (Proceeds $8,349,116)	$7,065,002

	Germany – 2.12%
	Power Conversion / Supply Equipment – 1.32%
123,338	SMA Solar Technology AG	15,479,604

	Semiconductor Equipment – 0.80%
214,567	Aixtron AG	9,407,308

	Total Germany (Proceeds $19,401,872)	$24,886,912

	Hong Kong – 2.35%
	Airlines – 0.20%
961,000	Cathay Pacific Airways, Ltd.	2,302,972

	Airport Development / Maintenance – 0.37%
8,328,000	Beijing Capital International Airport Co., Ltd., Class H	4,389,792

	Cellular Telecommunications – 0.27%
192,700	China Unicom (Hong Kong), Ltd. - Sponsored ADR	3,198,820

	Diversified Operations – 1.04%
1,037,000	Hutchinson Whampoa, Ltd.	12,278,852

	Real Estate Operations / Development – 0.47%
2,694,000	China Overseas Land & Investment, Ltd.	5,479,280

	Total Hong Kong (Proceeds $25,628,037)	$27,649,716

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2011 Value

	Common Stock – (continued)
	India – 0.60%
	Applications Software – 0.60%
481,800	Wipro, Ltd. - Sponsored ADR	$7,058,370

	Total India (Proceeds $6,376,988)	$7,058,370

	Japan – 6.81%
	Audio / Video Products – 3.13%
1,179,912	Panasonic Corp.	15,062,554
1,188,000	Sharp Corp.	11,825,886
313,500	Sony Corp. - Sponsored ADR	9,978,705

		36,867,145

	Building Products - Doors and Windows – 0.85%
788,000	Asahi Glass Co., Ltd.	9,945,376

	Electronic Components - Miscellaneous – 1.73%
321,300	Hoya Corp.	7,358,178
916,000	Nippon Electric Glass Co., Ltd.	13,019,793

		20,377,971

	Office Automation & Equipment – 0.51%
514,000	Ricoh Co., Ltd.	6,053,078

	Photo Equipment & Supplies – 0.59%
823,500	Konica Minolta Holdings, Inc.	6,925,637

	Total Japan (Proceeds $78,152,962)	$80,169,207

	Singapore – 0.00%
	Investment Companies – 0.00%
47,344	Hutchison Port Holdings Trust	46,871

	Total Singapore (Proceeds $47,817)	$46,871

	South Korea – 0.13%
	Electronic Components - Miscellaneous – 0.13%
93,121	LG Display Co., Ltd. - Sponsored ADR	1,464,793

	Total South Korea (Proceeds $1,394,709)	$1,464,793

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2011 Value

	Common Stock – (continued)
	Switzerland – 2.21%
	Computers - Peripheral Equipment – 1.19%
775,552	Logitech International SA	$14,060,758

	Telecommunication Equipment – 1.02%
963,274	STMicroelectronics NV	11,963,863

	Total Switzerland (Proceeds $19,896,337)	$26,024,621

	Taiwan – 2.03%
	Electronic Components - Miscellaneous – 0.70%
937,300	AU Optronics Corp. - Sponsored ADR	8,229,494

	Semiconductor Components - Integrated Circuits – 1.33%
1,450,937	Siliconware Precision Industries Co. - Sponsored ADR	8,763,659
2,532,400	United Microelectronics Corp. - Sponsored ADR	6,913,452

		15,677,111

	Total Taiwan (Proceeds $25,380,972)	$23,906,605

	Total Securities Sold, Not Yet Purchased (Proceeds $543,872,834)	$578,629,363

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		March 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts - 0.45%
	Total Return Swap Contracts - Long - 0.60%
	Building & Construction - Miscellaneous - 0.04%
$11,252,329	11/14/2012	Multiplan Empreendimentos Imobilarios SA	$497,497

Agreement with Morgan Stanley, dated 11/08/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobilarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%

	Chemicals - Specialty - 0.01%
3,387,636	12/29/2011	TechnoSemiChem Co., Ltd.	143,346

Agreement with Morgan Stanley, dated 02/23/2011 to receive the total return of the shares of TechnoSemiChem Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 1.25%

	Electronic Components - Miscellaneous - 0.12%
20,883,883	3/29/2012	Samsung SDI Co., Ltd.	1,388,188

Agreement with Morgan Stanley, dated 04/26/2010 to receive the total return of the shares of Samsung SDI Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.90%

	Real Estate Operations / Development - 0.02%
91,641	11/16/2012	Anant Raj Industries, Ltd.	(391)

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Anant Raj Industries, Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%

5,151,469	11/14/2012	Iguatemi Empresa de Shopping Centers SA	278,350

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Iguatemi Empresa de Shopping Centers SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%

			277,959

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Retail - Restaurants - (0.10%)
$20,155,394	1/24/2013	Gourmet Master Co., Ltd.	$(1,214,563)

Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%

	Web Portals / ISP - 0.10%
24,318,741	6/2/2011	Google, Inc., Class A	456,638

Agreement with Morgan Stanley, dated 08/04/2009 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

13,775,837	3/29/2012	NHN Corp.	666,627

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.67%

			1,123,265

	Wireless Equipment - 0.41%
95,064,550	6/2/2011	QUALCOMM, Inc.	4,820,261

Agreement with Morgan Stanley, dated 05/27/2009 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%

	Total Long Swap Contracts		$7,035,953

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.15%)
	Auto - Cars / Light Trucks - (0.01%)
$7,929,665	3/29/2012	Volvo AB, Class B	$(162,048)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Volvo AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Capacitors - (0.05%)
6,210,065	12/20/2012	Taiyo Yuden Co., Ltd.	(585,170)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.54%.

	Computers - 0.06%
7,203,773	1/24/2013	Acer, Inc.	948,555

Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Acer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.17%

3,164,848	1/24/2013	Compal Electronics, Inc.	47,952

Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.25%.

3,481,980	1/24/2013	Asustek Computer, Inc.	(275,689)

Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.75%.

			720,818

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2011 Unrealized Gain/(Loss)

	Computers - Peripheral Equipment 0.01%
$4,076,611	1/24/2013	Chimei Innolux Corp.	$22,330

Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

1,088,879	1/24/2013	Sintek Photronic Corp.	37,203

Agreement with Morgan Stanley, dated 11/23/2010 to deliver the total return of the shares of Sintek Photronic Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

			59,533

	Electric Products - Miscellaneous - (0.09%)
7,476,466	12/20/2012	Casio Computer Co., Ltd.	(523,603)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

6,059,729	12/20/2012	Funai Electric Co., Ltd.	(454,739)

Agreement with Morgan Stanley, dated 12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.76%.

19,766,048	3/29/2012	LG Electronics, Inc.	(63,374)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 1.50%.

			(1,041,716)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Components - Miscellaneous - (0.03%)
$10,626,312	12/29/2011	Samsung Electro-Mechanics Co., Ltd.	$(239,066)

Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

3,231,216	1/24/2013	Wintek Corp.	(53,512)

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.03%.

			(292,578)

	Electronic Components - Semiconductors - (0.01%)
1,755,429	1/24/2013	Everlight Electronics Co., Ltd.	(12,148)

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

8,760,617	3/29/2012	Hynix Semiconductor, Inc.	(349,374)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 2.50%.

13,553,997	1/24/2013	MediaTek, Inc.	257,523

Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.86%.

			(103,999)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		March 31, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Connectors - (0.01%)
$6,686,167	12/20/2012	Hirose Electric Co., Ltd.	$(99,368)

Agreement with Morgan Stanley, dated 09/10/2010 to deliver the total return of the shares of Hirose Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Finance - Investment Banker / Broker - 0.02%
8,186,884	1/3/2012	Bolsas y Mercados Espanoles SA	176,131

Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.82%.

801,965	3/29/2012	Bolsas y Mercados Espanoles SA	17,234

Agreement with Morgan Stanley, dated 10/05/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.

			193,365

	Machinery - Material Handling - (0.01%)
2,474,331	12/20/2012	Tsugami Corp.	(146,017)

Agreement with Morgan Stanley, dated 07/20/2010 to deliver the total return of the shares of Tsugami Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.85%.

	Paper & Related Products - (0.03%)
7,589,436	1/3/2012	UPM-Kymmene OYJ	(300,513)

Agreement with Morgan Stanley, dated 07/15/2010 to deliver the total return of the shares of UPM-Kymmene OYJ in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Total Short Swap Contracts		$(1,757,693)

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1 - Quoted Prices
Common Stock	$1,381,657,064	$578,629,363	$—
Level 2 - Other Significant Observable Inputs
Total Return Swaps	—	—	5,278,260
Level 3 - Other Significant Unobservable Inputs	—	—	—

Total	$1,381,657,064	$578,629,363	$5,278,260

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	May 13, 2011

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	May 13, 2011

* Print the name and title of each signing officer under his or her signature.